Investment in Securities - Additional Information (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2024 JPY (¥) Investment	Sep. 30, 2023 JPY (¥)	Mar. 31, 2024 JPY (¥) Investment
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ (1,992)	¥ 24,322
Investment funds fair value	¥ 42,409		¥ 35,696
Number of investment securities in an unrealized loss position | Investment	1,037		1,126
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 49,360		¥ 13,960
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other Assets
Accrued Interest Receivables
Schedule of Investments [Line Items]
Debt securities available-for-sale accrued interest, after allowance for credit loss	¥ 0		0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	25,618		26,945
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities		¥ (28)
Net recognized gains (losses) on trading debt securities held	0
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	6,795		1,000
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 9,996		¥ 7,751